UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03327
MFS SERIES TRUST XIII
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
August 31*
Date of reporting period:
August 31, 2026
*This Form N-CSR pertains only to the following series of the Registrant: MFS Global Real Estate Fund. The remaining series of the Registrant have a fiscal year end other than August 31.
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Global Real Estate Fund
Class A-MGLAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$122	1.18%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class A shares of the MFS Global Real Estate Fund (fund) provided a total return of 7.48%, at net asset value. This compares with a return of 22.35% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the FTSE EPRA Nareit Developed Real Estate Index (net div), generated a return of 9.28%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    The fund's underweight position in Germany and avoidance of investments in Sweden benefited relative performance.
    An overweight position in the United Kingdom and favorable stock selection within France also supported relative returns.
  Top detractors from performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    Stock selection within Belgium, Hong Kong, and Japan weighed on the fund's relative performance.
    An overweight position in Australia also held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	7.48%	(1.49)%	4.16%
A with initial sales charge (5.75%)	1.30%	(2.65)%	3.54%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.35%	10.88%	12.58%
FTSE EPRA Nareit Developed Real Estate Index (net div) ∆	9.28%	0.57%	3.04%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	1,870,733,487	Total Management Fee ($)#:	17,566,558
Total Number of Holdings:	57	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	96.0%
Money Market Funds	3.5%
Purchased Options	0.5%
Issuer country weightings
United States	67.6%
Australia	8.1%
Japan	7.7%
United Kingdom	6.8%
France	3.4%
Hong Kong	2.4%
Singapore	2.0%
Belgium	1.8%
Canada	0.2%
Top ten holdings
Prologis, Inc., REIT	8.0%
Equinix, Inc., REIT	5.3%
Simon Property Group, Inc., REIT	3.9%
Goodman Group, REIT	3.5%
Digital Realty Trust, Inc., REIT	3.3%
Ventas, Inc., REIT	3.3%
Rexford Industrial Realty, Inc., REIT	2.5%
BXP, Inc., REIT	2.5%
Extra Space Storage, Inc., REIT	2.2%
Unibail-Rodamco-Westfield, REIT	2.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GREA-ANN

MFS® Global Real Estate Fund
Class B-MGLDX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$199	1.93%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class B shares of the MFS Global Real Estate Fund (fund) provided a total return of 6.70%, at net asset value. This compares with a return of 22.35% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the FTSE EPRA Nareit Developed Real Estate Index (net div), generated a return of 9.28%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    The fund's underweight position in Germany and avoidance of investments in Sweden benefited relative performance.
    An overweight position in the United Kingdom and favorable stock selection within France also supported relative returns.
  Top detractors from performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    Stock selection within Belgium, Hong Kong, and Japan weighed on the fund's relative performance.
    An overweight position in Australia also held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	6.70%	(2.22)%	3.38%
B with CDSC (declining over six years from 4% to 0%)×	2.70%	(2.58)%	3.38%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.35%	10.88%	12.58%
FTSE EPRA Nareit Developed Real Estate Index (net div) ∆	9.28%	0.57%	3.04%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	1,870,733,487	Total Management Fee ($)#:	17,566,558
Total Number of Holdings:	57	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	96.0%
Money Market Funds	3.5%
Purchased Options	0.5%
Issuer country weightings
United States	67.6%
Australia	8.1%
Japan	7.7%
United Kingdom	6.8%
France	3.4%
Hong Kong	2.4%
Singapore	2.0%
Belgium	1.8%
Canada	0.2%
Top ten holdings
Prologis, Inc., REIT	8.0%
Equinix, Inc., REIT	5.3%
Simon Property Group, Inc., REIT	3.9%
Goodman Group, REIT	3.5%
Digital Realty Trust, Inc., REIT	3.3%
Ventas, Inc., REIT	3.3%
Rexford Industrial Realty, Inc., REIT	2.5%
BXP, Inc., REIT	2.5%
Extra Space Storage, Inc., REIT	2.2%
Unibail-Rodamco-Westfield, REIT	2.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GREB-ANN

MFS® Global Real Estate Fund

Class C-MGLCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$200	1.93%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class C shares of the MFS Global Real Estate Fund (fund) provided a total return of 6.76%, at net asset value. This compares with a return of 22.35% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the FTSE EPRA Nareit Developed Real Estate Index (net div), generated a return of 9.28%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    The fund's underweight position in Germany and avoidance of investments in Sweden benefited relative performance.
    An overweight position in the United Kingdom and favorable stock selection within France also supported relative returns.
  Top detractors from performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    Stock selection within Belgium, Hong Kong, and Japan weighed on the fund's relative performance.
    An overweight position in Australia also held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	6.76%	(2.22)%	3.38%
C with CDSC (1% for 12 months)×	5.76%	(2.22)%	3.38%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.35%	10.88%	12.58%
FTSE EPRA Nareit Developed Real Estate Index (net div) ∆	9.28%	0.57%	3.04%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 6.70%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	1,870,733,487	Total Management Fee ($)#:	17,566,558
Total Number of Holdings:	57	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	96.0%
Money Market Funds	3.5%
Purchased Options	0.5%
Issuer country weightings
United States	67.6%
Australia	8.1%
Japan	7.7%
United Kingdom	6.8%
France	3.4%
Hong Kong	2.4%
Singapore	2.0%
Belgium	1.8%
Canada	0.2%
Top ten holdings
Prologis, Inc., REIT	8.0%
Equinix, Inc., REIT	5.3%
Simon Property Group, Inc., REIT	3.9%
Goodman Group, REIT	3.5%
Digital Realty Trust, Inc., REIT	3.3%
Ventas, Inc., REIT	3.3%
Rexford Industrial Realty, Inc., REIT	2.5%
BXP, Inc., REIT	2.5%
Extra Space Storage, Inc., REIT	2.2%
Unibail-Rodamco-Westfield, REIT	2.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GREC-ANN

MFS® Global Real Estate Fund

Class I-MGLIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$97	0.93%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class I shares of the MFS Global Real Estate Fund (fund) provided a total return of 7.75%, at net asset value. This compares with a return of 22.35% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the FTSE EPRA Nareit Developed Real Estate Index (net div), generated a return of 9.28%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    The fund's underweight position in Germany and avoidance of investments in Sweden benefited relative performance.
    An overweight position in the United Kingdom and favorable stock selection within France also supported relative returns.
  Top detractors from performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    Stock selection within Belgium, Hong Kong, and Japan weighed on the fund's relative performance.
    An overweight position in Australia also held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	7.75%	(1.24)%	4.42%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.35%	10.88%	12.58%
FTSE EPRA Nareit Developed Real Estate Index (net div) ∆	9.28%	0.57%	3.04%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	1,870,733,487	Total Management Fee ($)#:	17,566,558
Total Number of Holdings:	57	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	96.0%
Money Market Funds	3.5%
Purchased Options	0.5%
Issuer country weightings
United States	67.6%
Australia	8.1%
Japan	7.7%
United Kingdom	6.8%
France	3.4%
Hong Kong	2.4%
Singapore	2.0%
Belgium	1.8%
Canada	0.2%
Top ten holdings
Prologis, Inc., REIT	8.0%
Equinix, Inc., REIT	5.3%
Simon Property Group, Inc., REIT	3.9%
Goodman Group, REIT	3.5%
Digital Realty Trust, Inc., REIT	3.3%
Ventas, Inc., REIT	3.3%
Rexford Industrial Realty, Inc., REIT	2.5%
BXP, Inc., REIT	2.5%
Extra Space Storage, Inc., REIT	2.2%
Unibail-Rodamco-Westfield, REIT	2.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GREI-ANN

MFS® Global Real Estate Fund
Class R1-MGLJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$200	1.93%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R1 shares of the MFS Global Real Estate Fund (fund) provided a total return of 6.76%, at net asset value. This compares with a return of 22.35% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the FTSE EPRA Nareit Developed Real Estate Index (net div), generated a return of 9.28%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    The fund's underweight position in Germany and avoidance of investments in Sweden benefited relative performance.
    An overweight position in the United Kingdom and favorable stock selection within France also supported relative returns.
  Top detractors from performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    Stock selection within Belgium, Hong Kong, and Japan weighed on the fund's relative performance.
    An overweight position in Australia also held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	6.76%	(2.21)%	3.38%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.35%	10.88%	12.58%
FTSE EPRA Nareit Developed Real Estate Index (net div) ∆	9.28%	0.57%	3.04%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 6.69%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	1,870,733,487	Total Management Fee ($)#:	17,566,558
Total Number of Holdings:	57	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	96.0%
Money Market Funds	3.5%
Purchased Options	0.5%
Issuer country weightings
United States	67.6%
Australia	8.1%
Japan	7.7%
United Kingdom	6.8%
France	3.4%
Hong Kong	2.4%
Singapore	2.0%
Belgium	1.8%
Canada	0.2%
Top ten holdings
Prologis, Inc., REIT	8.0%
Equinix, Inc., REIT	5.3%
Simon Property Group, Inc., REIT	3.9%
Goodman Group, REIT	3.5%
Digital Realty Trust, Inc., REIT	3.3%
Ventas, Inc., REIT	3.3%
Rexford Industrial Realty, Inc., REIT	2.5%
BXP, Inc., REIT	2.5%
Extra Space Storage, Inc., REIT	2.2%
Unibail-Rodamco-Westfield, REIT	2.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GRER1-ANN

MFS® Global Real Estate Fund
Class R2-MGLKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$148	1.43%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R2 shares of the MFS Global Real Estate Fund (fund) provided a total return of 7.26%, at net asset value. This compares with a return of 22.35% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the FTSE EPRA Nareit Developed Real Estate Index (net div), generated a return of 9.28%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    The fund's underweight position in Germany and avoidance of investments in Sweden benefited relative performance.
    An overweight position in the United Kingdom and favorable stock selection within France also supported relative returns.
  Top detractors from performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    Stock selection within Belgium, Hong Kong, and Japan weighed on the fund's relative performance.
    An overweight position in Australia also held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	7.26%	(1.74)%	3.90%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.35%	10.88%	12.58%
FTSE EPRA Nareit Developed Real Estate Index (net div) ∆	9.28%	0.57%	3.04%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	1,870,733,487	Total Management Fee ($)#:	17,566,558
Total Number of Holdings:	57	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	96.0%
Money Market Funds	3.5%
Purchased Options	0.5%
Issuer country weightings
United States	67.6%
Australia	8.1%
Japan	7.7%
United Kingdom	6.8%
France	3.4%
Hong Kong	2.4%
Singapore	2.0%
Belgium	1.8%
Canada	0.2%
Top ten holdings
Prologis, Inc., REIT	8.0%
Equinix, Inc., REIT	5.3%
Simon Property Group, Inc., REIT	3.9%
Goodman Group, REIT	3.5%
Digital Realty Trust, Inc., REIT	3.3%
Ventas, Inc., REIT	3.3%
Rexford Industrial Realty, Inc., REIT	2.5%
BXP, Inc., REIT	2.5%
Extra Space Storage, Inc., REIT	2.2%
Unibail-Rodamco-Westfield, REIT	2.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GRER2-ANN

MFS® Global Real Estate Fund
Class R3-MGLLX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$122	1.18%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R3 shares of the MFS Global Real Estate Fund (fund) provided a total return of 7.49%, at net asset value. This compares with a return of 22.35% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the FTSE EPRA Nareit Developed Real Estate Index (net div), generated a return of 9.28%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    The fund's underweight position in Germany and avoidance of investments in Sweden benefited relative performance.
    An overweight position in the United Kingdom and favorable stock selection within France also supported relative returns.
  Top detractors from performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    Stock selection within Belgium, Hong Kong, and Japan weighed on the fund's relative performance.
    An overweight position in Australia also held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	7.49%	(1.48)%	4.16%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.35%	10.88%	12.58%
FTSE EPRA Nareit Developed Real Estate Index (net div) ∆	9.28%	0.57%	3.04%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	1,870,733,487	Total Management Fee ($)#:	17,566,558
Total Number of Holdings:	57	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	96.0%
Money Market Funds	3.5%
Purchased Options	0.5%
Issuer country weightings
United States	67.6%
Australia	8.1%
Japan	7.7%
United Kingdom	6.8%
France	3.4%
Hong Kong	2.4%
Singapore	2.0%
Belgium	1.8%
Canada	0.2%
Top ten holdings
Prologis, Inc., REIT	8.0%
Equinix, Inc., REIT	5.3%
Simon Property Group, Inc., REIT	3.9%
Goodman Group, REIT	3.5%
Digital Realty Trust, Inc., REIT	3.3%
Ventas, Inc., REIT	3.3%
Rexford Industrial Realty, Inc., REIT	2.5%
BXP, Inc., REIT	2.5%
Extra Space Storage, Inc., REIT	2.2%
Unibail-Rodamco-Westfield, REIT	2.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GRER3-ANN

MFS® Global Real Estate Fund

Class R4-MGLMX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$98	0.94%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R4 shares of the MFS Global Real Estate Fund (fund) provided a total return of 7.78%, at net asset value. This compares with a return of 22.35% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the FTSE EPRA Nareit Developed Real Estate Index (net div), generated a return of 9.28%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    The fund's underweight position in Germany and avoidance of investments in Sweden benefited relative performance.
    An overweight position in the United Kingdom and favorable stock selection within France also supported relative returns.
  Top detractors from performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    Stock selection within Belgium, Hong Kong, and Japan weighed on the fund's relative performance.
    An overweight position in Australia also held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	7.78%	(1.24)%	4.41%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.35%	10.88%	12.58%
FTSE EPRA Nareit Developed Real Estate Index (net div) ∆	9.28%	0.57%	3.04%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 7.84%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	1,870,733,487	Total Management Fee ($)#:	17,566,558
Total Number of Holdings:	57	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	96.0%
Money Market Funds	3.5%
Purchased Options	0.5%
Issuer country weightings
United States	67.6%
Australia	8.1%
Japan	7.7%
United Kingdom	6.8%
France	3.4%
Hong Kong	2.4%
Singapore	2.0%
Belgium	1.8%
Canada	0.2%
Top ten holdings
Prologis, Inc., REIT	8.0%
Equinix, Inc., REIT	5.3%
Simon Property Group, Inc., REIT	3.9%
Goodman Group, REIT	3.5%
Digital Realty Trust, Inc., REIT	3.3%
Ventas, Inc., REIT	3.3%
Rexford Industrial Realty, Inc., REIT	2.5%
BXP, Inc., REIT	2.5%
Extra Space Storage, Inc., REIT	2.2%
Unibail-Rodamco-Westfield, REIT	2.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GRER4-ANN

MFS® Global Real Estate Fund

Class R6-MGLRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$88	0.85%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R6 shares of the MFS Global Real Estate Fund (fund) provided a total return of 7.83%, at net asset value. This compares with a return of 22.35% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the FTSE EPRA Nareit Developed Real Estate Index (net div), generated a return of 9.28%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    The fund's underweight position in Germany and avoidance of investments in Sweden benefited relative performance.
    An overweight position in the United Kingdom and favorable stock selection within France also supported relative returns.
  Top detractors from performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    Stock selection within Belgium, Hong Kong, and Japan weighed on the fund's relative performance.
    An overweight position in Australia also held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	7.83%	(1.16)%	4.51%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.35%	10.88%	12.58%
FTSE EPRA Nareit Developed Real Estate Index (net div) ∆	9.28%	0.57%	3.04%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 7.89%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	1,870,733,487	Total Management Fee ($)#:	17,566,558
Total Number of Holdings:	57	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	96.0%
Money Market Funds	3.5%
Purchased Options	0.5%
Issuer country weightings
United States	67.6%
Australia	8.1%
Japan	7.7%
United Kingdom	6.8%
France	3.4%
Hong Kong	2.4%
Singapore	2.0%
Belgium	1.8%
Canada	0.2%
Top ten holdings
Prologis, Inc., REIT	8.0%
Equinix, Inc., REIT	5.3%
Simon Property Group, Inc., REIT	3.9%
Goodman Group, REIT	3.5%
Digital Realty Trust, Inc., REIT	3.3%
Ventas, Inc., REIT	3.3%
Rexford Industrial Realty, Inc., REIT	2.5%
BXP, Inc., REIT	2.5%
Extra Space Storage, Inc., REIT	2.2%
Unibail-Rodamco-Westfield, REIT	2.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GRER6-ANN

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. A copy of the Code is attached hereto as EX-99.COE.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller and Clarence Otis, Jr. and Ms. Paula E. Smith, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Buller and Otis and Ms. Smith are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Ernst & Young LLP (“E&Y”) to serve as independent accountants to each series of the Registrant. The tables below set forth the audit fees billed to the series of the Registrant with a fiscal year end of August 31st (the "Fund") as well as fees for non-audit services provided to the Fund and/or to the Fund’s investment adviser, Massachusetts Financial Services Company (“MFS”), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund (“MFS Related Entities”).

For the fiscal years ended August 31, 2026 and 2025, audit fees billed to the Fund by E&Y were as follows:

Fees Billed by E&Y:		Audit Fees
	2026	2025
MFS Global Real Estate Fund	66,319	68,119

For the fiscal years ended August 31, 2026 and 2025, fees billed by E&Y for audit-related, tax and other services provided to the Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

Fees Billed by E&Y	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2026	2025	2026	2025	2026	2025
To MFS Global	0	0	720	632	0	0
Real Estate Fund

Fees Billed by E&Y	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2026	2025	2026	2025	2026	2025
To MFS and MFS	0	0	0	0	95,568	153,600
Related Entities of MFS
Global Real Estate Fund*

Fees Billed by E&Y			Aggregate Fees for Non-audit Services
			2026		2025
To MFS Global Real Estate Fund,		346,268			398,283
MFS and MFS Related Entities #

*This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

# This amount reflects the aggregate fees billed by E&Y for non-audit services rendered to the Funds and for non- audit services rendered to MFS and the MFS Related Entities.

1 The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

2 The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

3 The fees under “All Other Fees” are fees for products and services provided by E&Y other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Fund and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre- approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

Item 4(i):

Not applicable.

Item 4(j):

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Global Real Estate Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Global Real Estate Fund
Portfolio of Investments − 8/31/26
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 94.9%
Construction – 8.1%
American Homes 4 Rent LP, REIT	859,403	$28,618,120
Equity Lifestyle Properties, Inc., REIT	332,172	21,076,313
Equity Residential, REIT	624,876	40,704,423
Essex Property Trust, Inc., REIT	110,676	31,316,881
Mid-America Apartment Communities, Inc., REIT	232,994	30,021,277
		$151,737,014
Entertainment & Leisure – 1.4%
Lamar Advertising Co., REIT	179,132	$26,692,459
Medical & Health Technology & Services – 7.1%
Healthcare Realty Trust, Inc., REIT	1,792,803	$34,134,969
Healthpeak Properties, Inc., REIT	1,829,937	38,099,289
Ventas, Inc., REIT	665,484	60,672,176
		$132,906,434
Real Estate – 46.2%
Acadia Realty Trust, REIT	1,504,549	$30,798,118
Big Yellow Group PLC, REIT	1,326,017	15,722,323
Capitaland Mall Trust, REIT	20,199,200	37,661,949
Charter Hall Group, REIT	1,783,532	24,692,481
Chartwell Retirement Residences, REIT	181,426	2,699,234
Derwent London PLC, REIT	361,047	9,984,748
Essential Properties Realty Trust, REIT	722,292	21,668,760
Federal Realty Investment Trust, REIT	318,186	36,919,121
Goodman Group, REIT	3,239,451	64,372,145
GPT Group Co., REIT	7,914,571	26,617,055
Grainger PLC, REIT	9,057,686	21,158,713
Hongkong Land Holdings Ltd.	2,886,900	23,528,235
Industrial & Infrastructure Fund Investment Corp., REIT	18,862	16,045,983
Janus Living, Inc., “A”, REIT	1,109,174	32,997,926
Japan Metropolitan Fund Investment Corp., REIT	35,098	24,804,784
Kimco Realty Corp., REIT	632,007	14,984,886
Klepierre S.A., REIT	505,833	22,009,625
Land Securities Group PLC, REIT	2,851,133	26,477,549
LondonMetric Property PLC, REIT	5,547,872	14,163,643
Mitsubishi Estate Co. Ltd.	1,715,400	40,629,746
Mitsui Fudosan Accommodations Fund, Inc., REIT	19,973	14,853,160
Nippon Building Fund, Inc., REIT	32,684	25,840,308
NNN REIT, Inc.	660,271	29,844,249
Regency Centers Corp., REIT	347,819	26,006,427
Scentre Group Ltd., REIT	12,843,760	33,041,772
SEGRO PLC, REIT	2,944,459	38,349,419
Shurgard Self Storage Ltd., REIT	605,483	16,070,370
Simon Property Group, Inc., REIT	340,525	72,300,268
Swire Properties Ltd.	6,932,800	21,209,365
Tokyo Tatemono Co. Ltd.	963,100	20,719,623
Unibail-Rodamco-Westfield, REIT	361,498	40,914,842
GREFS-ANN

MFS Global Real Estate Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Warehouses De Pauw, REIT	728,433	$17,768,330
		$864,855,157
Real Estate - Storage & Office – 19.3%
Americold Realty Trust, Inc., REIT	1,539,267	$23,012,042
BXP, Inc., REIT	677,525	46,064,925
Cousins Properties, Inc., REIT	827,079	23,977,020
Extra Space Storage, Inc., REIT	291,015	41,062,217
Highwoods Properties, Inc., REIT	1,053,295	32,230,827
Prologis, Inc., REIT	1,057,483	147,963,021
Rexford Industrial Realty, Inc., REIT	1,265,609	46,878,157
		$361,188,209
Telecom - Infrastructure – 9.5%
Blackstone Digital Infrastructure Trust, Inc., REIT (a)	910,861	$18,271,871
Digital Realty Trust, Inc., REIT	335,266	62,222,017
Equinix, Inc., REIT	93,219	97,574,192
		$178,068,080
Travel, Gaming, & Lodging – 3.3%
Ryman Hospitality Properties, Inc., REIT	168,977	$21,419,525
VICI Properties, Inc., REIT	1,540,613	39,516,723
		$60,936,248
Total Common Stocks (Identified Cost, $1,436,820,446)		$1,776,383,601
Mutual Funds (h) – 3.5%
Money Market Funds – 3.5%
MFS Institutional Money Market Portfolio, 3.75% (v) (Identified Cost, $65,387,944)	65,384,029	$65,390,568

Underlying/Expiration Date/Exercise Price (Rate)	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.5%
Medical & Health Technology & Services – 0.5%
Call - Welltower, Inc. – 1/15/2027 @ $240	Merrill Lynch International	$94,292,724	3,922	$5,055,458
Call - Welltower, Inc. – 1/15/2027 @ $240	Morgan Stanley Capital Services, Inc.	54,935,970	2,285	2,945,365
Call - Welltower, Inc. – 2/19/2027 @ $270	Morgan Stanley Capital Services, Inc.	30,773,760	1,280	576,000
Total Purchased Options (Premiums Paid, $6,885,212)				$8,576,823
Other Assets, Less Liabilities – 1.1%				20,382,495
Net Assets – 100.0%				$1,870,733,487

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $65,390,568 and
$1,784,960,424, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

MFS Global Real Estate Fund
Portfolio of Investments – continued

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements

MFS Global Real Estate Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/26 Assets
Investments in unaffiliated issuers, at value (identified cost, $1,443,705,658)	$1,784,960,424
Investments in affiliated issuers, at value (identified cost, $65,387,944)	65,390,568
Foreign currency, at value (identified cost, $1,808,160)	1,809,189
Receivables for
Investments sold	20,419,739
Fund shares sold	3,994,386
Dividends	5,774,564
Other assets	1,487
Total assets	$1,882,350,357
Liabilities
Payables for
Investments purchased	$10,373,023
Fund shares reacquired	600,295
Payable to affiliates
Investment adviser	168,991
Administrative services fee	2,910
Shareholder servicing costs	263,027
Distribution and service fees	1,833
Payable for independent Trustees' compensation	152
Accrued expenses and other liabilities	206,639
Total liabilities	$11,616,870
Net assets	$1,870,733,487
Net assets consist of
Paid-in capital	$1,676,009,538
Total distributable earnings (loss)	194,723,949
Net assets	$1,870,733,487
Shares of beneficial interest outstanding	106,550,733

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$43,126,460	2,470,848	$17.45
Class B	78,353	4,431	17.68
Class C	3,992,927	228,192	17.50
Class I	481,570,865	27,495,084	17.51
Class R1	470,516	27,246	17.27
Class R2	1,449,167	82,638	17.54
Class R3	1,852,856	105,738	17.52
Class R4	307,281	17,512	17.55
Class R6	1,337,885,062	76,119,044	17.58

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $18.51 [100 / 94.25 x $17.45]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

MFS Global Real Estate Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 8/31/26 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$72,672,728
Dividends from affiliated issuers	1,388,569
Other	192,092
Foreign taxes withheld	(2,599,890)
Total investment income	$71,653,499
Expenses
Management fee	$17,866,393
Distribution and service fees	180,559
Shareholder servicing costs	743,652
Administrative services fee	297,697
Independent Trustees' compensation	43,585
Custodian fee	175,447
Shareholder communications	76,252
Audit and tax fees	82,079
Legal fees	11,285
Miscellaneous	224,605
Total expenses	$19,701,554
Reduction of expenses by investment adviser and distributor	(299,837)
Net expenses	$19,401,717
Net investment income (loss)	$52,251,782
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $8 foreign capital gains tax)	$91,488,961
Affiliated issuers	(5,343)
Foreign currency	11,769
Net realized gain (loss)	$91,495,387
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$28,812,564
Affiliated issuers	1,026
Translation of assets and liabilities in foreign currencies	(24,190)
Net unrealized gain (loss)	$28,789,400
Net realized and unrealized gain (loss)	$120,284,787
Change in net assets from operations	$172,536,569
See Notes to Financial Statements

MFS Global Real Estate Fund
Financial Statements |  Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	8/31/26	8/31/25
Change in net assets
From operations
Net investment income (loss)	$52,251,782	$52,145,222
Net realized gain (loss)	91,495,387	27,575,075
Net unrealized gain (loss)	28,789,400	(175,823,512)
Change in net assets from operations	$172,536,569	$(96,103,215)
Total distributions to shareholders	$(70,001,686)	$(58,001,808)
Change in net assets from fund share transactions	$(464,397,686)	$(116,752,469)
Total change in net assets	$(361,862,803)	$(270,857,492)
Net assets
At beginning of period	2,232,596,290	2,503,453,782
At end of period	$1,870,733,487	$2,232,596,290
See Notes to Financial Statements

MFS Global Real Estate Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$16.72	$17.84	$15.79	$17.49	$21.62
Income (loss) from investment operations
Net investment income (loss) (d)	$0.35	$0.32	$0.27	$0.28	$0.21
Net realized and unrealized gain (loss)	0.86	(1.07)	2.05	(1.10)	(3.92)
Total from investment operations	$1.21	$(0.75)	$2.32	$(0.82)	$(3.71)
Less distributions declared to shareholders
From net investment income	$(0.48)	$(0.37)	$(0.27)	$(0.04)	$(0.30)
From net realized gain	—	—	—	(0.84)	(0.12)
Total distributions declared to shareholders	$(0.48)	$(0.37)	$(0.27)	$(0.88)	$(0.42)
Net asset value, end of period (x)	$17.45	$16.72	$17.84	$15.79	$17.49
Total return (%) (r)(s)(t)(x)	7.48	(4.19)	14.78	(4.81)	(17.53)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.20	1.20	1.20	1.20	1.18
Expenses after expense reductions	1.18	1.18	1.19	1.19	1.17
Net investment income (loss)	2.10	1.96	1.67	1.78	1.05
Portfolio turnover rate	41	35	48	30	29
Net assets at end of period (000 omitted)	$43,126	$49,110	$59,440	$60,446	$77,694

Class B	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$16.86	$17.94	$15.80	$17.57	$21.74
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.19	$0.15	$0.17	$0.06
Net realized and unrealized gain (loss)	0.87	(1.08)	2.05	(1.10)	(3.96)
Total from investment operations	$1.10	$(0.89)	$2.20	$(0.93)	$(3.90)
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.19)	$(0.06)	$—	$(0.15)
From net realized gain	—	—	—	(0.84)	(0.12)
Total distributions declared to shareholders	$(0.28)	$(0.19)	$(0.06)	$(0.84)	$(0.27)
Net asset value, end of period (x)	$17.68	$16.86	$17.94	$15.80	$17.57
Total return (%) (r)(s)(t)(x)	6.70	(4.94)	13.92	(5.44)	(18.19)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.95	1.94	1.95	1.95	1.93
Expenses after expense reductions	1.93	1.93	1.94	1.94	1.92
Net investment income (loss)	1.35	1.14	0.96	1.04	0.32
Portfolio turnover rate	41	35	48	30	29
Net assets at end of period (000 omitted)	$78	$127	$307	$672	$1,126

See Notes to Financial Statements

MFS Global Real Estate Fund
Financial Highlights - continued
Class C	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$16.74	$17.83	$15.76	$17.53	$21.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.20	$0.15	$0.17	$0.06
Net realized and unrealized gain (loss)	0.86	(1.08)	2.04	(1.10)	(3.96)
Total from investment operations	$1.09	$(0.88)	$2.19	$(0.93)	$(3.90)
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.21)	$(0.12)	$—	$(0.15)
From net realized gain	—	—	—	(0.84)	(0.12)
Total distributions declared to shareholders	$(0.33)	$(0.21)	$(0.12)	$(0.84)	$(0.27)
Net asset value, end of period (x)	$17.50	$16.74	$17.83	$15.76	$17.53
Total return (%) (r)(s)(t)(x)	6.70	(4.92)	13.91	(5.45)	(18.19)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.95	1.95	1.95	1.95	1.93
Expenses after expense reductions	1.93	1.93	1.94	1.94	1.92
Net investment income (loss)	1.34	1.19	0.93	1.03	0.32
Portfolio turnover rate	41	35	48	30	29
Net assets at end of period (000 omitted)	$3,993	$5,128	$7,890	$10,849	$13,171

Class I	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$16.78	$17.91	$15.85	$17.56	$21.71
Income (loss) from investment operations
Net investment income (loss) (d)	$0.40	$0.37	$0.31	$0.32	$0.27
Net realized and unrealized gain (loss)	0.85	(1.09)	2.06	(1.10)	(3.94)
Total from investment operations	$1.25	$(0.72)	$2.37	$(0.78)	$(3.67)
Less distributions declared to shareholders
From net investment income	$(0.52)	$(0.41)	$(0.31)	$(0.09)	$(0.36)
From net realized gain	—	—	—	(0.84)	(0.12)
Total distributions declared to shareholders	$(0.52)	$(0.41)	$(0.31)	$(0.93)	$(0.48)
Net asset value, end of period (x)	$17.51	$16.78	$17.91	$15.85	$17.56
Total return (%) (r)(s)(t)(x)	7.75	(3.98)	15.09	(4.57)	(17.32)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.95	0.95	0.95	0.95	0.93
Expenses after expense reductions	0.93	0.93	0.94	0.94	0.92
Net investment income (loss)	2.34	2.22	1.90	2.03	1.32
Portfolio turnover rate	41	35	48	30	29
Net assets at end of period (000 omitted)	$481,571	$809,131	$976,417	$1,056,120	$1,143,428

See Notes to Financial Statements

MFS Global Real Estate Fund
Financial Highlights - continued
Class R1	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$16.54	$17.65	$15.65	$17.42	$21.51
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.20	$0.15	$0.16	$0.06
Net realized and unrealized gain (loss)	0.85	(1.06)	2.01	(1.09)	(3.92)
Total from investment operations	$1.08	$(0.86)	$2.16	$(0.93)	$(3.86)
Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.25)	$(0.16)	$—	$(0.11)
From net realized gain	—	—	—	(0.84)	(0.12)
Total distributions declared to shareholders	$(0.35)	$(0.25)	$(0.16)	$(0.84)	$(0.23)
Net asset value, end of period (x)	$17.27	$16.54	$17.65	$15.65	$17.42
Total return (%) (r)(s)(t)(x)	6.69	(4.87)	13.88	(5.49)	(18.15)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.94	1.95	1.95	1.95	1.94
Expenses after expense reductions	1.93	1.93	1.94	1.94	1.92
Net investment income (loss)	1.36	1.25	0.91	1.03	0.31
Portfolio turnover rate	41	35	48	30	29
Net assets at end of period (000 omitted)	$471	$495	$647	$537	$501

Class R2	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$16.80	$17.90	$15.85	$17.55	$21.71
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.29	$0.23	$0.24	$0.17
Net realized and unrealized gain (loss)	0.86	(1.08)	2.05	(1.10)	(3.96)
Total from investment operations	$1.18	$(0.79)	$2.28	$(0.86)	$(3.79)
Less distributions declared to shareholders
From net investment income	$(0.44)	$(0.31)	$(0.23)	$(0.00)(w)	$(0.25)
From net realized gain	—	—	—	(0.84)	(0.12)
Total distributions declared to shareholders	$(0.44)	$(0.31)	$(0.23)	$(0.84)	$(0.37)
Net asset value, end of period (x)	$17.54	$16.80	$17.90	$15.85	$17.55
Total return (%) (r)(s)(t)(x)	7.26	(4.42)	14.46	(5.03)	(17.76)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.45	1.44	1.45	1.45	1.43
Expenses after expense reductions	1.43	1.43	1.44	1.44	1.42
Net investment income (loss)	1.86	1.71	1.41	1.53	0.82
Portfolio turnover rate	41	35	48	30	29
Net assets at end of period (000 omitted)	$1,449	$1,812	$2,449	$2,814	$2,818

See Notes to Financial Statements

MFS Global Real Estate Fund
Financial Highlights - continued
Class R3	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$16.78	$17.89	$15.84	$17.55	$21.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.35	$0.32	$0.27	$0.28	$0.21
Net realized and unrealized gain (loss)	0.86	(1.07)	2.05	(1.10)	(3.94)
Total from investment operations	$1.21	$(0.75)	$2.32	$(0.82)	$(3.73)
Less distributions declared to shareholders
From net investment income	$(0.47)	$(0.36)	$(0.27)	$(0.05)	$(0.30)
From net realized gain	—	—	—	(0.84)	(0.12)
Total distributions declared to shareholders	$(0.47)	$(0.36)	$(0.27)	$(0.89)	$(0.42)
Net asset value, end of period (x)	$17.52	$16.78	$17.89	$15.84	$17.55
Total return (%) (r)(s)(t)(x)	7.49	(4.18)	14.75	(4.80)	(17.53)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.20	1.20	1.20	1.20	1.18
Expenses after expense reductions	1.18	1.18	1.19	1.19	1.17
Net investment income (loss)	2.10	1.95	1.68	1.77	1.05
Portfolio turnover rate	41	35	48	30	29
Net assets at end of period (000 omitted)	$1,853	$3,379	$4,811	$5,957	$6,865

Class R4	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$16.80	$17.93	$15.88	$17.56	$21.72
Income (loss) from investment operations
Net investment income (loss) (d)	$0.38	$0.37	$0.31	$0.33	$0.28
Net realized and unrealized gain (loss)	0.89	(1.08)	2.05	(1.10)	(3.97)
Total from investment operations	$1.27	$(0.71)	$2.36	$(0.77)	$(3.69)
Less distributions declared to shareholders
From net investment income	$(0.52)	$(0.42)	$(0.31)	$(0.07)	$(0.35)
From net realized gain	—	—	—	(0.84)	(0.12)
Total distributions declared to shareholders	$(0.52)	$(0.42)	$(0.31)	$(0.91)	$(0.47)
Net asset value, end of period (x)	$17.55	$16.80	$17.93	$15.88	$17.56
Total return (%) (r)(s)(t)(x)	7.84	(3.97)	15.00	(4.47)	(17.36)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.95	0.95	0.95	0.95	0.92
Expenses after expense reductions	0.94	0.93	0.94	0.94	0.91
Net investment income (loss)	2.27	2.22	1.89	2.04	1.32
Portfolio turnover rate	41	35	48	30	29
Net assets at end of period (000 omitted)	$307	$1,275	$1,433	$1,134	$1,242

See Notes to Financial Statements

MFS Global Real Estate Fund
Financial Highlights - continued
Class R6	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$16.84	$17.97	$15.91	$17.61	$21.78
Income (loss) from investment operations
Net investment income (loss) (d)	$0.41	$0.38	$0.32	$0.34	$0.28
Net realized and unrealized gain (loss)	0.87	(1.08)	2.07	(1.09)	(3.96)
Total from investment operations	$1.28	$(0.70)	$2.39	$(0.75)	$(3.68)
Less distributions declared to shareholders
From net investment income	$(0.54)	$(0.43)	$(0.33)	$(0.11)	$(0.37)
From net realized gain	—	—	—	(0.84)	(0.12)
Total distributions declared to shareholders	$(0.54)	$(0.43)	$(0.33)	$(0.95)	$(0.49)
Net asset value, end of period (x)	$17.58	$16.84	$17.97	$15.91	$17.61
Total return (%) (r)(s)(t)(x)	7.89	(3.89)	15.13	(4.39)	(17.31)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.86	0.86	0.87	0.86	0.84
Expenses after expense reductions	0.85	0.85	0.85	0.85	0.82
Net investment income (loss)	2.44	2.30	1.99	2.12	1.41
Portfolio turnover rate	41	35	48	30	29
Net assets at end of period (000 omitted)	$1,337,885	$1,362,139	$1,450,060	$1,289,084	$1,382,324

(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Global Real Estate Fund
Notes to Financial Statements
(1) Business and Organization
MFS Global Real Estate Fund (the fund) is a diversified series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests a significant amount of its net assets in U.S. and foreign real estate related investments and as a result is subject to certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates, shifts in zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the manager; and other factors. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the

MFS Global Real Estate Fund
Notes to Financial Statements  - continued
day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,177,048,199	$—	$—	$1,177,048,199
Australia	122,106,398	26,617,055	—	148,723,453
Japan	81,544,235	61,349,369	—	142,893,604
United Kingdom	38,349,419	87,506,976	—	125,856,395
France	62,924,467	—	—	62,924,467
Hong Kong	44,737,600	—	—	44,737,600
Singapore	37,661,949	—	—	37,661,949
Belgium	33,838,700	—	—	33,838,700
Canada	2,699,234	—	—	2,699,234
Purchased Options	—	8,576,823	—	8,576,823
Investment Companies	65,390,568	—	—	65,390,568
Total	$1,666,300,769	$184,050,223	$—	$1,850,350,992
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

MFS Global Real Estate Fund
Notes to Financial Statements  - continued
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were purchased options. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at August 31, 2026 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives
Equity	Purchased Option Contracts	$8,576,823
(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended August 31, 2026 as reported in the Statement of Operations:
Risk	Unaffiliated Issuers (Purchased Options)
Equity	$5,208,090
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended August 31, 2026 as reported in the Statement of Operations:
Risk	Unaffiliated Issuers (Purchased Options)
Equity	$1,691,611
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to brokers to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as cash collateral posted for uncleared derivatives and/or cash pledged for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

MFS Global Real Estate Fund
Notes to Financial Statements  - continued
Purchased Options — The fund purchased call options for a premium. Purchased call options entitle the holder to buy a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased.
Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the fund. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. The fund receives substantial distributions from holdings in REITs.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three-year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 8/31/26	Year ended 8/31/25
Ordinary income (including any short-term capital gains)	$70,001,686	$58,001,808

MFS Global Real Estate Fund
Notes to Financial Statements  - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 8/31/26
Cost of investments	$1,532,236,850
Gross appreciation	358,953,607
Gross depreciation	(40,839,465)
Net unrealized appreciation (depreciation)	$318,114,142
Undistributed ordinary income	22,589,995
Capital loss carryforwards	(146,044,219)
Other temporary differences	64,031
Total distributable earnings (loss)	$194,723,949
As of August 31, 2026, the fund had capital loss carryforwards available to offset future realized gains.  These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.  Such losses are characterized as follows:
Short-Term	$(16,820,749)
Long-Term	(129,223,470)
Total	$(146,044,219)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 8/31/26	Year ended 8/31/25
Class A	$1,332,941	$1,196,246
Class B	1,899	3,023
Class C	95,062	85,617
Class I	23,764,567	22,186,392
Class R1	10,531	9,053
Class R2	46,896	35,090
Class R3	87,338	97,991
Class R4	29,132	33,338
Class R6	44,633,320	34,355,058
Total	$70,001,686	$58,001,808
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2.5 billion	0.75%
In excess of $2.5 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2026. For the year ended August 31, 2026, this management fee reduction amounted to $299,835, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended August 31, 2026 was equivalent to an annual effective rate of 0.80% of the fund's average daily net assets.

MFS Global Real Estate Fund
Notes to Financial Statements  - continued
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
1.35%	2.10%	2.10%	1.10%	2.10%	1.60%	1.35%	1.10%	1.04%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027. For the year ended August 31, 2026, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $4,845 for the year ended August 31, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$113,807
Class B	0.75%	0.25%	1.00%	1.00%	1,031
Class C	0.75%	0.25%	1.00%	1.00%	44,436
Class R1	0.75%	0.25%	1.00%	1.00%	4,736
Class R2	0.25%	0.25%	0.50%	0.50%	9,162
Class R3	—	0.25%	0.25%	0.25%	7,387
Total Distribution and Service Fees					$180,559
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended August 31, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended August 31, 2026, this rebate amounted to $2 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended August 31, 2026, were as follows:
Amount
Class A	$206
Class B	—
Class C	414
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended August 31, 2026, the fee was $36,062, which equated to 0.0017% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended August 31, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $707,590.

MFS Global Real Estate Fund
Notes to Financial Statements  - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended August 31, 2026 was equivalent to an annual effective rate of 0.0136% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended August 31, 2026, this reimbursement amounted to $191,743, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the year ended August 31, 2026, purchases and sales of investments, other than short-term obligations and purchased options with an expiration date of less than one year from the time of purchase, aggregated $875,598,362 and $1,412,762,479, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 8/31/26		Year ended 8/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	134,641	$2,268,791	303,829	$5,042,065
Class C	13,479	226,923	18,604	306,817
Class I	6,842,397	114,360,293	9,051,922	148,781,876
Class R1	2,225	36,955	3,276	53,770
Class R2	18,336	309,012	19,153	320,070
Class R3	64,644	1,094,315	78,594	1,301,673
Class R4	4,544	77,001	9,087	151,238
Class R6	6,374,293	107,973,193	9,984,458	166,108,317
	13,454,559	$226,346,483	19,468,923	$322,065,826
Shares issued to shareholders in reinvestment of distributions
Class A	83,300	$1,331,132	71,755	$1,194,729
Class B	117	1,899	179	3,023
Class C	5,904	95,062	5,108	85,617
Class I	1,413,003	22,608,042	1,278,871	21,331,560
Class R1	663	10,531	547	9,053
Class R2	2,916	46,896	2,094	35,090
Class R3	5,445	87,338	5,864	97,991
Class R4	1,817	29,132	1,995	33,338
Class R6	2,624,744	42,127,140	1,876,946	31,401,307
	4,137,909	$66,337,172	3,243,359	$54,191,708

MFS Global Real Estate Fund
Notes to Financial Statements  - continued
	Year ended 8/31/26		Year ended 8/31/25
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(684,549)	$(11,468,872)	(769,842)	$(12,709,516)
Class B	(3,218)	(54,501)	(9,748)	(160,267)
Class C	(97,620)	(1,631,529)	(159,914)	(2,655,971)
Class I	(28,981,394)	(503,566,957)	(16,636,528)	(276,656,935)
Class R1	(5,592)	(89,093)	(10,502)	(170,393)
Class R2	(46,462)	(812,327)	(50,186)	(853,798)
Class R3	(165,744)	(2,888,572)	(151,919)	(2,497,745)
Class R4	(64,757)	(1,061,217)	(15,099)	(245,924)
Class R6	(13,773,373)	(235,508,273)	(11,669,356)	(197,059,454)
	(43,822,709)	$(757,081,341)	(29,473,094)	$(493,010,003)
Net change
Class A	(466,608)	$(7,868,949)	(394,258)	$(6,472,722)
Class B	(3,101)	(52,602)	(9,569)	(157,244)
Class C	(78,237)	(1,309,544)	(136,202)	(2,263,537)
Class I	(20,725,994)	(366,598,622)	(6,305,735)	(106,543,499)
Class R1	(2,704)	(41,607)	(6,679)	(107,570)
Class R2	(25,210)	(456,419)	(28,939)	(498,638)
Class R3	(95,655)	(1,706,919)	(67,461)	(1,098,081)
Class R4	(58,396)	(955,084)	(4,017)	(61,348)
Class R6	(4,774,336)	(85,407,940)	192,048	450,170
	(26,230,241)	$(464,397,686)	(6,760,812)	$(116,752,469)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2055 Fund, and the MFS Lifetime 2035 Fund were the owners of record of approximately 14%, 10%, 8%, 4%, 2%, 2%, 1%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Income Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, and the MFS Lifetime 2070 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended August 31, 2026, the fund’s commitment fee and interest expense were $10,045 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended August 31, 2026:

MFS Global Real Estate Fund
Notes to Financial Statements  - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$21,998,860	$571,106,545	$527,710,520	$(5,343)	$1,026	$65,390,568

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,388,569	$—

MFS Global Real Estate Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of MFS Global Real Estate Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Global Real Estate Fund (the “Fund”) (one of the funds constituting MFS Series Trust XIII (the “Trust”)), including the portfolio of investments, as of August 31, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust XIII) at August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
October 16, 2026

MFS Global Real Estate Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2026 income tax forms in January 2027. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Real Estate Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Real Estate Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global Real Estate Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

MFS Global Real Estate Fund
Board Review of Investment Advisory Agreement
MFS Global Real Estate Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of several months beginning in April and ending in July, 2026 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2025 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2025, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 4th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 5th quintile for each of the one- and three-year periods ended December 31, 2025 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
The Trustees expressed concern to MFS about the substandard investment performance of the Fund.  In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance.  In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings.  After reviewing these and related factors, the Trustees concluded, within the context

MFS Global Real Estate Fund
Board Review of Investment Advisory Agreement - continued
of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2026.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto as EX-99.COE.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST XIII

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   October 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  October 16, 2026

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  October 16, 2026

*  Print name and title of each signing officer under his or her signature.